SHAREHOLDERS' EQUITY (Details 1)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Exercise price range 0.33-3.29 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options | shares	916,305
Outstanding, Weighted average remaining contractual life (years)	4 years 3 months 18 days
Outstanding, Weighted average exercise price	$ 2.19
Exercisable, Number of options | shares	461,421
Exercisable, Weighted average remaining contractual life (years)	4 years 7 months 20 days
Exercisable, Weighted average exercise price	$ 1.10
Exercise price Minimum	0.33
Exercise price Maximum	$ 3.29
Exercise price range 5.63-8.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options | shares	666,494
Outstanding, Weighted average remaining contractual life (years)	5 years 4 months 17 days
Outstanding, Weighted average exercise price	$ 6.74
Exercisable, Number of options | shares	192,543
Exercisable, Weighted average remaining contractual life (years)	7 years 22 days
Exercisable, Weighted average exercise price	$ 8.00
Exercise price Minimum	5.63
Exercise price Maximum	$ 8.00
Exercise price range 12.99-18.49 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options | shares	199,071
Outstanding, Weighted average remaining contractual life (years)	8 years 18 days
Outstanding, Weighted average exercise price	$ 16.63
Exercisable, Number of options | shares	150,009
Exercisable, Weighted average remaining contractual life (years)	7 years 11 months 26 days
Exercisable, Weighted average exercise price	$ 16.60
Exercise price Minimum	12.99
Exercise price Maximum	$ 18.49
Exercise price range 23.00-23.48[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options | shares	42,500
Outstanding, Weighted average remaining contractual life (years)	4 years 7 months 10 days
Outstanding, Weighted average exercise price	$ 23.75
Exercisable, Number of options | shares	39,688
Exercisable, Weighted average remaining contractual life (years)	4 years 4 months 10 days
Exercisable, Weighted average exercise price	$ 23.80
Exercise price Minimum	23.00
Exercise price Maximum	$ 23.48
Exercise price range 0.33-23.48 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options | shares	1,824,369
Outstanding, Weighted average remaining contractual life (years)	5 years 1 month 10 days
Outstanding, Weighted average exercise price	$ 5.83
Exercisable, Number of options | shares	843,661
Exercisable, Weighted average remaining contractual life (years)	5 years 9 months 7 days
Exercisable, Weighted average exercise price	$ 6.50
Exercise price Minimum	0.33
Exercise price Maximum	$ 23.48